INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Line Items]
Withholding income tax percentage	10.00%
HONG KONG [Member]
Income Tax Disclosure [Line Items]
Withholding income tax percentage	5.00%